FactorShares Trust
25 Deforest Avenue, Suite 203
Summit, New Jersey 07091

February 5, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:           FactorShares Trust (the “Trust”)
File Nos.: 333-182274 and 811-22310
PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF
(S000038223)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 31, 2014, and filed electronically as Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on January 28, 2014.

If you have any questions regarding, concerning the foregoing, please contact the undersigned at (414) 765-5586.

Sincerely,

/s/ Michael Barolsky
Michael Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust